JPMorgan U.S. Government Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Agency Shares [Member] | Agency
Prospectus [Line Items]
Average Annual Return, Percent	5.07%	2.33%	1.61%